UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

OTHER GOVERNMENT SECURITIES	Principal	Value

Brazil – 6.7%
Brazil Letras do Tesouro Nacional:
0.000%, 4–1–15 (A)(B)	BRL910	$380
0.000%, 1–1–18 (A)(B)	200	61
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–17 (A)	1,100	481
10.000%, 1–1–23 (A)	1,720	697
10.000%, 1–1–25 (A)	700	277

		1,896

Chile – 6.0%
Republic of Chile,
5.500%, 8–5–20 (A)	CLP900,000	1,699

Columbia – 4.2%
Colombian TES:
11.250%, 10–24–18 (A)	COP850,000	537
10.000%, 7–24–24 (A)	622,000	412
6.000%, 4–28–28 (A)	525,000	254

		1,203

Hungary – 4.6%
Hungary Government Bond:
5.500%, 2–12–16 (A)	HUF20,000	93
6.500%, 6–24–19 (A)	27,890	141
7.000%, 6–24–22 (A)	80,000	422
6.000%, 11–24–23 (A)	107,500	538
5.500%, 6–24–25 (A)	26,510	129

		1,323

Indonesia – 4.5%
Indonesia Government Bond:
6.125%, 5–15–28 (A)	IDR5,500,000	367
9.000%, 3–15–29 (A)	10,600,000	917

		1,284

Malaysia – 4.1%
Malaysia Government Bond:
3.172%, 7–15–16 (A)	MYR2,120	659
4.181%, 7–15–24 (A)	130	41
4.392%, 4–15–26 (A)	180	57
4.935%, 9–30–43 (A)	1,250	401

		1,158

Mexico – 4.8%
Mexican Bonos:
8.000%, 12–17–15 (A)	MXN2,830	233
7.750%, 5–29–31 (A)	1,000	88
8.500%, 11–18–38 (A)	4,700	442
7.750%, 11–13–42 (A)	7,067	616

		1,379

Nigeria – 5.6%
Nigeria Government Bond:
15.100%, 4–27–17 (A)	NGN120,000	800
7.000%, 10–23–19 (A)	160,000	803

		1,603

Peru – 5.5%
Republic of Peru:
7.840%, 8–12–20 (A)	PEN1,450	595
8.200%, 8–12–26 (A)	825	360
6.950%, 8–12–31 (A)	700	269
6.900%, 8–12–37 (A)	880	328

		1,552

Philippines – 5.6%
Republic of Philippines:
3.900%, 11–26–22 (A)	PHP37,000	847
6.250%, 1–14–36 (A)	30,000	742

		1,589

Poland – 4.4%
Poland Government Bond:
5.000%, 4–25–16 (A)	PLN440	151
5.750%, 10–25–21 (A)	400	153
5.750%, 9–23–22 (A)	1,000	385
4.000%, 10–25–23 (A)	1,650	567

		1,256

Romania – 4.5%
Romania Government Bond:
5.800%, 10–26–15 (A)	RON900	293
5.750%, 4–29–20 (A)	460	159
5.850%, 4–26–23 (A)	2,370	819

		1,271

Russia – 4.1%
Russia Government Bond:
6.900%, 8–3–16 (A)	RUB13,500	390
7.000%, 1–25–23 (A)	2,500	69
8.150%, 2–3–27 (A)	7,000	203
7.050%, 1–19–28 (A)	19,300	507

		1,169

South Africa – 5.3%
Republic of South Africa:
13.500%, 9–15–15 (A)	ZAR4,700	476
8.250%, 9–15–17 (A)	1,500	145
6.250%, 3–31–36 (A)	800	56
8.750%, 2–28–48 (A)	9,200	834

		1,511

Thailand – 4.0%
Thailand Government Bond:
3.125%, 12–11–15 (A)	THB2,000	62
4.125%, 11–18–16 (A)	9,900	317
3.875%, 6–13–19 (A)	4,300	137
4.875%, 6–22–29 (A)	18,600	630

		1,146

Turkey – 5.4%
Turkey Government Bond:
10.000%, 6–17–15 (A)	TRY930	446
10.400%, 3–27–19 (A)	290	147
10.500%, 1–15–20 (A)	150	77
8.800%, 9–27–23 (A)	1,850	878

		1,548

Venezuela – 0.5%
Republic of Venezuela,
11.950%, 8–5–31	$150	147

TOTAL OTHER GOVERNMENT SECURITIES – 79.8%		$22,734
(Cost: $22,232)

SHORT-TERM SECURITIES
Commercial Paper – 15.8%
Baxter International, Inc.,
0.160%, 7–16–14 (C)	1,100	1,100
Clorox Co. (The),
0.220%, 7–10–14 (C)	1,100	1,100
Procter & Gamble Co. (The),
0.060%, 7–14–14 (C)	1,250	1,250
W.W. Grainger, Inc.,
0.070%, 7–7–14 (C)	1,040	1,040

		4,490

Master Note – 1.8%
Toyota Motor Credit Corp.,
0.104%, 7–2–14 (D)	514	514

TOTAL SHORT-TERM SECURITIES – 17.6%	$5,004
(Cost: $5,004)

TOTAL INVESTMENT SECURITIES – 97.4%	$27,738
(Cost: $27,236)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.6%	729

NET ASSETS – 100.0%	$28,467

Notes to Schedule of Investments

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira and ZAR - South African Rand).

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation		Unrealized Depreciation
Buy	Brazilian Real	Credit Suisse International	831	7–2–14	$3		$—
Buy	Brazilian Real	Barclays Capital, Inc.	1,329	7–2–14	3		—
Buy	Brazilian Real	JPMorgan Chase Bank N.A.	740	7–2–14	8		—
Sell	Brazilian Real	Credit Suisse International	380	7–2–14	—		—	*
Sell	Brazilian Real	JPMorgan Chase Bank N.A.	134	7–2–14	—		1
Sell	Brazilian Real	Barclays Capital, Inc.	2,386	7–2–14	—		26
Sell	Brazilian Real	Barclays Capital, Inc.	430	8–4–14	—	*	—
Sell	Brazilian Real	Barclays Capital, Inc.	1,315	8–4–14	—		—	*
Buy	Chilean Peso	Credit Suisse International	23,000	7–17–14	—	*	—
Buy	Chilean Peso	Credit Suisse International	17,000	7–17–14	—		—	*
Buy	Chilean Peso	Barclays Capital, Inc.	181,000	7–17–14	2		—
Sell	Chilean Peso	Credit Suisse International	52,509	7–17–14	—	*	—
Sell	Chilean Peso	Credit Suisse International	175,000	7–17–14	—		10
Buy	Chinese Yuan Renminbi	Barclays Capital, Inc.	1,500	7–3–14	—		1
Buy	Chinese Yuan Renminbi	Barclays Capital, Inc.	1,200	7–11–14	—		1
Buy	Chinese Yuan Renminbi	Barclays Capital, Inc.	2,200	7–14–14	—		1
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	1,590	9–15–14	—	*	—
Buy	Chinese Yuan Renminbi	Barclays Capital, Inc.	1,500	9–17–14	—	*	—
Sell	Chinese Yuan Renminbi	Barclays Capital, Inc.	1,500	7–3–14	2		—
Buy	Colombian Peso	Credit Suisse International	100,000	7–7–14	—	*	—
Buy	Colombian Peso	Barclays Capital, Inc.	2,862,321	7–7–14	7		—
Buy	Colombian Peso	Goldman Sachs International	3,030,000	7–9–14	53		—
Sell	Colombian Peso	Credit Suisse International	132,046	7–7–14	—		1
Sell	Colombian Peso	Barclays Capital, Inc.	2,290,275	7–7–14	—		23
Sell	Colombian Peso	Goldman Sachs International	440,000	7–7–14	—		9
Sell	Colombian Peso	Barclays Capital, Inc.	2,762,321	8–4–14	—		5
Buy	Euro	Barclays Capital, Inc.	300	9–11–14	1		—
Buy	Hungarian Forint	Citibank N.A.	11,000	7–31–14	—	*	—
Buy	Hungarian Forint	Barclays Capital, Inc.	64,410	7–31–14	—	*	—
Buy	Hungarian Forint	Barclays Capital, Inc.	99,600	7–31–14	—		4
Sell	Hungarian Forint	Deutsche Bank AG	49,990	7–31–14	—		—	*
Sell	Hungarian Forint	Barclays Capital, Inc.	6,855	7–31–14	—	*	—
Sell	Hungarian Forint	Barclays Capital, Inc.	31,072	7–31–14	—		—	*
Buy	Indian Rupee	Barclays Capital, Inc.	20,100	7–2–14	—		6

Buy	Indian Rupee	JPMorgan Chase Bank N.A.	2,400	8–7–14	—		—	*
Buy	Indian Rupee	Barclays Capital, Inc.	20,100	8–11–14	1		—
Buy	Indian Rupee	Barclays Capital, Inc.	5,300	8–11–14	—		—	*
Sell	Indian Rupee	Barclays Capital, Inc.	20,100	7–2–14	—		—	*
Sell	Indian Rupee	Bank of New York Mellon	2,400	8–7–14	—		—	*
Buy	Indonesian Rupiah	Citibank N.A.	300,000	9–17–14	—		1
Buy	Indonesian Rupiah	Credit Suisse International	568,000	9–17–14	—		2
Buy	Indonesian Rupiah	Goldman Sachs International	3,600,000	9–17–14	—		6
Buy	Indonesian Rupiah	Deutsche Bank AG	1,400,000	9–17–14	2		—
Sell	Indonesian Rupiah	Barclays Capital, Inc.	500,000	9–17–14	—		—	*
Sell	Indonesian Rupiah	Deutsche Bank AG	500,000	9–17–14	1		—
Buy	Malaysian Ringgit	Deutsche Bank AG	140	7–14–14	—		—	*
Buy	Malaysian Ringgit	Credit Suisse International	120	7–14–14	—	*	—
Buy	Malaysian Ringgit	Goldman Sachs International	2,330	7–14–14	16		—
Sell	Malaysian Ringgit	Barclays Capital, Inc.	173	7–14–14	—		—	*
Buy	Mexican Peso	Credit Suisse International	1,000	8–5–14	—	*	—
Buy	Mexican Peso	Credit Suisse International	900	8–5–14	—		—	*
Buy	Mexican Peso	Goldman Sachs International	1,000	8–5–14	—		—	*
Buy	Mexican Peso	Deutsche Bank AG	579	8–5–14	—	*	—
Buy	Mexican Peso	Barclays Capital, Inc.	5,626	8–5–14	—	*	—
Buy	Mexican Peso	JPMorgan Chase Bank N.A.	2,000	8–5–14	—	*	—
Buy	Mexican Peso	Citibank N.A.	1,900	8–5–14	1		—
Buy	Mexican Peso	Citibank N.A.	5,000	8–5–14	—		—	*
Sell	Mexican Peso	Deutsche Bank AG	1,145	8–5–14	—		—	*
Sell	Mexican Peso	Credit Suisse International	1,219	8–5–14	—		—	*
Sell	Mexican Peso	Barclays Capital, Inc.	2,132	8–5–14	1		—
Buy	Peruvian New Sol	Credit Suisse International	80	8–4–14	—	*	—
Buy	Peruvian New Sol	Credit Suisse International	347	8–4–14	—		1
Sell	Peruvian New Sol	Barclays Capital, Inc.	86	8–4–14	—	*	—
Buy	Philippine Peso	Deutsche Bank AG	2,600	7–14–14	—	*	—
Buy	Philippine Peso	Citibank N.A.	1,300	7–14–14	—	*	—
Buy	Philippine Peso	Barclays Capital, Inc.	5,800	7–14–14	3		—
Buy	Polish Zloty	Barclays Capital, Inc.	972	8–11–14	2		—
Buy	Polish Zloty	Barclays Capital, Inc.	1,460	8–11–14	—		5
Sell	Polish Zloty	Barclays Capital, Inc.	1,009	8–11–14	—		2
Buy	Romanian Leu	Citibank N.A.	432	9–23–14	1		—
Buy	Romanian Leu	Barclays Capital, Inc.	1,492	9–23–14	3		—
Sell	Romanian Leu	Citibank N.A.	522	9–23–14	—		1
Buy	Russian Ruble	Credit Suisse International	5,400	7–2–14	—		2
Sell	Russian Ruble	Credit Suisse International	2,800	7–2–14	—		3
Sell	Russian Ruble	Barclays Capital, Inc.	2,600	7–2–14	—		2
Sell	Russian Ruble	Credit Suisse International	5,400	10–1–14	2		—
Sell	Singapore Dollar	Credit Suisse International	110	8–4–14	—		—	*
Sell	Singapore Dollar	Deutsche Bank AG	120	8–4–14	—		—	*
Sell	Singapore Dollar	Barclays Capital, Inc.	840	8–4–14	—		4
Sell	South African Rand	Goldman Sachs International	1,964	8–29–14	1		—
Sell	Swiss Franc	Citibank N.A.	39	9–11–14	—		1
Sell	Swiss Franc	Barclays Capital, Inc.	342	9–11–14	—		3

Buy	Thai Baht	Citibank N.A.	1,800	9–17–14	—	*	—
Buy	Thai Baht	Barclays Capital, Inc.	1,100	9–17–14	—	*	—
Buy	Thai Baht	Credit Suisse International	14,500	9–17–14	—	*	—
Buy	Turkish New Lira	Credit Suisse International	180	8–5–14	1		—
Buy	Turkish New Lira	Citibank N.A.	300	8–5–14	1		—
Buy	Turkish New Lira	Barclays Capital, Inc.	982	8–5–14	4		—
Buy	Turkish New Lira	Barclays Capital, Inc.	700	8–5–14	—		1
Sell	Turkish New Lira	Barclays Capital, Inc.	163	8–5–14	—	*	—
Sell	Turkish New Lira	Barclays Capital, Inc.	154	8–5–14	—		1
Sell	Turkish New Lira	Deutsche Bank AG	165	8–5–14	—		1
Sell	Turkish New Lira	Credit Suisse International	1,890	8–5–14	—		6
					$119		$130

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bond	Long	9–10–14	4	$805	$11
U.S. 10-Year Treasury Note	Short	9–30–14	5	(626)	(2)
				$179	$9

The following interest rate swap agreements were outstanding at June 30, 2014:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Value		Unrealized Appreciation
Barclays Capital, Inc.	Pay	Brazil Cetip Interbank Deposit Rate	11.310%	01–02–2017	BRL362	$—	*	$—	*
Barclays Capital, Inc.	Pay	Brazil Cetip Interbank Deposit Rate	11.380%	01–02–2017	407	—	*	—	*
Barclays Capital, Inc.	Pay	Brazil Cetip Interbank Deposit Rate	11.460%	01–02–2017	407	—	*	—	*
Citibank N.A.	Pay	Brazil Cetip Interbank Deposit Rate	11.570%	01–02–2017	362	—	*	—	*
JPMorgan Chase Bank N.A.	Pay	Brazil Cetip Interbank Deposit Rate	11.400%	01–02–2017	362	—	*	—	*
JPMorgan Chase Bank N.A.	Receive	7 Day China Fixing Repo Rates	3.565%	01–02–2017	CNY916	3		3
						$3		$3

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$22,734	$—
Short-Term Securities	—	5,004	—
Total	$—	$27,738	$—
Forward Foreign Currency Contracts	$—	$119	$—
Futures Contracts	$11	$—	$—
Swap Agreements	$—	$3	$—
Liabilities
Forward Foreign Currency Contracts	$—	$130	$—
Futures Contracts	$2	$—	$—

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$27,236
Gross unrealized appreciation	594
Gross unrealized depreciation	(92)
Net unrealized appreciation	$502

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2014

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2014